Private Placement (Details) - Private Placement [Member] - Breeze Holdings Acquisition Corp. [Member] - USD ($)		6 Months Ended	12 Months Ended
	Nov. 25, 2020	Jun. 30, 2025	Dec. 31, 2024
Private Placement [Line Items]
Purchase of aggregate private placement warrants		5,425,000	5,425,000
Cost of per private placement warrant.			$ 1
Aggregate purchase price of warrants	$ 5,425,000	$ 5,425,000	$ 5,425,000
Number of common stock entitled for each warrants			1
Sale price per private placement warrant	$ 1	$ 11.5	$ 11.5
Warrants price per share		$ 1
Number of ordinary shares		1